Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table presents the Company’s pay versus performance disclosure as required by the SEC.

Year(1)	Summary Compensation Table Total for PEO ($) (2)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (5)	Company Reported Net Income (Loss) ($)
2025	125,000	125,000	385,000	385,000	$71.43	1,666,000
2024	125,000	125,000	230,500	230,500	$67.86	(249,000)
2023	125,000	125,000	550,000	550,000	$89.14	(953,000)

(1)

Our principal executive officer (“PEO”) for the years ended December 31, 2025, 2024 and 2023 was Steven A. Hale II, our Chairman and Chief Executive Officer. Our non-PEO named executive officer for the year ended December 31, 2025 was Anna A. Lieb, our Principal Financial and Accounting Officer; Secretary. Our non-PEO named executive officers for the year ended December 31, 2024 were Ms. Lieb, our Principal Financial and Accounting Officer; Secretary, effective as of May 31, 2024, and Justin H. Edenfield, our former Principal Financial and Accounting Officer; Secretary. Our non-PEO named executive officer for the year ended December 31, 2023 was Mr. Edenfield.

(2)	Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the applicable year in which Mr. Hale served as our PEO.

(3)

For 2025, represents the total compensation reported in the Summary Compensation Table for Ms. Lieb. For 2024, represents the average of the total compensation reported in the Summary Compensation Table for Ms. Lieb and Mr. Edenfield. For 2023, represents the total compensation reported in the Summary Compensation Table for Mr. Edenfield.

(4)

For 2025, represents the compensation actually paid to Ms. Lieb. For 2024, represents the average of the compensation actually paid to Ms. Lieb and Mr. Edenfield. For 2023, represents the compensation actually paid to Mr. Edenfield.

(5)

Total Shareholder Return is calculated assuming a $100 investment in the Company on December 30, 2022, calculated through the end of 2023, 2024 or 2025, as the case may be, based on the Company’s closing stock price on the OTCQB.

PEO Total Compensation Amount	$ 125,000	$ 125,000	$ 125,000
PEO Actually Paid Compensation Amount	125,000	125,000	125,000
Non-PEO NEO Average Total Compensation Amount	385,000	230,500	550,000
Non-PEO NEO Average Compensation Actually Paid Amount	385,000	230,500	550,000
Total Shareholder Return Amount	71.43	67.86	89.14
Net Income (Loss)	$ 1,666,000	$ (249,000)	$ (953,000)
PEO Name				Steven A. Hale II